Consolidated statements of changes in shareholders' equity $ in Thousands		USD ($)	Capital stock shares	Capital stock USD ($)	Capital stock	[1]	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive income USD ($)
Number of shares outstanding at beginning of period (shares) at Dec. 31, 2018 | shares	[1]		24,306,233
Equity at beginning of period at Dec. 31, 2018		$ 273,509		$ 407,775			$ 42,964	$ (95,422)	$ (81,808)
Shares acquired for equity incentive plan (shares) | shares	[1]		(182,612)
Shares acquired for equity incentive plan		(4,906)		(4,906)
Shares released on vesting of equity incentive plan (shares) | shares	[1]		280,399
Shares released on vesting of equity incentive plan		0		4,945			(4,945)
Shares acquired and canceled under normal course issuer bid (shares) | shares	[1]		(74,060)
Shares acquired and canceled under normal course issuer bid		(1,715)		(1,715)
Foreign currency translation gain (loss)		10,600							10,600
Stock-based compensation		5,392					5,392
Issuance of share capital on conversion of RSUs and other share based considerations (shares) | shares	[1]		81,528
Issuance of share capital on conversion of RSUs and other share based considerations		1,403		1,654			(251)
Dividends declared (shares) | shares	[1]		6,151
Dividends declared		(22,862)		147				(23,009)
Net income		10,209						10,209
Number of shares outstanding at end of period (shares) at Dec. 31, 2019 | shares	[1]		24,417,639
Equity at end of period at Dec. 31, 2019		271,630		407,900			43,160	(108,222)	(71,208)
Shares acquired for equity incentive plan (shares) | shares	[1]		(128,304)
Shares acquired for equity incentive plan		(2,514)		(2,514)
Issuance of share capital on purchase of management contracts (shares) | shares	[1]		104,720
Issuance of share capital on purchase of management contracts		2,500		2,500
Share-based contingent consideration related to the Acquisition		4,879					4,879
Shares released on vesting of equity incentive plan (shares) | shares	[1]		248,883
Shares released on vesting of equity incentive plan		0		4,361			(4,361)
Issuance of share capital on exercise of stock options (shares)			150,000		150,000
Issuance of share capital on exercise of stock options		2,504		5,159			(2,655)
Shares acquired and canceled under normal course issuer bid (shares) | shares	[1]		(112,343)
Shares acquired and canceled under normal course issuer bid		(2,024)		(2,024)
Foreign currency translation gain (loss)		5,608							5,608
Stock-based compensation		4,517					4,517
Issuance of share capital on conversion of RSUs and other share based considerations (shares) | shares	[1]		103,269
Issuance of share capital on conversion of RSUs and other share based considerations		0		2,231			(2,231)
Dividends declared (shares) | shares	[1]		5,501
Dividends declared		(23,095)		145				(23,240)
Net income		26,978						26,978
Number of shares outstanding at end of period (shares) at Dec. 31, 2020 | shares	[1]		24,789,365
Equity at end of period at Dec. 31, 2020		$ 290,983		$ 417,758			$ 43,309	$ (104,484)	$ (65,600)

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).